Summary Of Significant Accounting Policies - Segment reporting (Details)	12 Months Ended
Dec. 31, 2019 segment
Revenue, Major Customer [Line Items]
Number of reportable segments	1
Top Three Customers
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	69.30%
Revenue Benchmark | Top Three Customers, Customer One
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	32.80%
Revenue Benchmark | Top Three Customers, Customer Two
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	21.80%
Revenue Benchmark | Top Three Customers, Customer Three
Revenue, Major Customer [Line Items]
Customer revenue as a percentage of total revenue (percent)	14.70%